RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Revenues
Power purchase and revenue agreements	$(2)	$(8)	$24	$8
Development services	3	—	14	—
	$1	$(8)	$38	$8
Other income
Distribution income	$17	$1	$29	$3
Interest and other investment income	—	—	5	—
	$17	$1	$34	$3

Direct operating costs
Other related party services	$—	$(5)	$(7)	$(5)

Interest expense
Borrowings	$(32)	$(13)	$(112)	$(27)
Contract balance accretion	(9)	(9)	(19)	(17)
	$(41)	$(22)	$(131)	$(44)
Other
Other related party services (expense) income	$(1)	$2	$(2)	$3
Financial instrument gain	6	—	6	2
	$5	$2	$4	$5

Management service costs	$(56)	$(53)	$(105)	$(98)

Current income tax
Investment tax credits	$—	$—	$19	$—

Schedule of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2025	December 31, 2024
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$72	$65
Due from related parties
Amounts due from	Brookfield(1)	$355	$573
	Equity-accounted investments and other(2)	696	300
		$1,051	$873
Assets held for sale	Equity-accounted investments and other	$—	$125

Financial instrument assets	Brookfield	$45	$38
Non-current assets
Other long-term assets
Contract asset	Brookfield	$237	$250
Due from related parties	Equity-accounted investments and other	11	8
Current liabilities
Contract liability	Brookfield	$57	$47
Due to related parties
Amounts due to	Brookfield(3)	$4,944	$4,005
	Equity-accounted investments and other	2,018	684
	Brookfield Wealth Solutions	123	123
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	45	43
		$7,130	$4,855
Liabilities held for sale	Equity-accounted investments	$—	$31
Non-current liabilities
Financial instrument liabilities	Brookfield	$10	$13
	Brookfield Wealth Solutions	27	1
Due to related parties
Amounts due to	Brookfield(3)	$778	$309
	Brookfield Wealth Solutions	236	225
	Equity-accounted investments and other	50	58
		$1,064	$592
Corporate borrowings	Brookfield Wealth Solutions	$7	$7

Non-recourse borrowings	Brookfield Wealth Solutions	$68	$65

Other long-term liabilities
Contract liability	Brookfield	$681	$686
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	$11	$10
(1)Includes receivables of $190 million (2024: $376 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes $507 million assumed on acquisition of a fully integrated developer and operator of renewable power assets in the United States. Refer to Note 2 - Acquisitions for more details.
(3)Includes payables of $137 million (2024: $32 million), $1,396 million (2024: $87 million), and $2,836 million (2024: $3,493 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund I, and Brookfield Global Transition Fund II credit facilities, respectively.